EARNINGS PER ORDINARY SHARE (Tables)	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the years ended September 30,
	2015	2014	2013
Numerator used in basic net income per share:
Net Income (loss)	$1,027,000	$(1,000)	$(5,133,000)
Shares
Weighted average number of ordinary shares outstanding	1,405,000	1,405,000	1,405,000
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share	1,405,000	1,405,000	1,405,000
Loss per ordinary share- basic and diluted	$0.73	$(0.00)	$(3.65)